Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 02, 2017
Registrant Name	dei_EntityRegistrantName	DRIEHAUS MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001016073
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 02, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 02, 2017
Prospectus Date	rr_ProspectusDate	Mar. 17, 2017